================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2011

                Check here if Amendment [ ];  Amendment Number:
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

          Name:          GLENHILL ADVISORS, LLC
          Address:       156 WEST 56th STREET, 17th FLOOR
                         NEW YORK, NEW YORK 10019

                        Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

                     Name:        Glenn J. Krevlin
                     Title:       Managing Member
                     Phone:       (646) 432-0600

                  SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ GLENN J. KREVLIN           New York, New York        August 15, 2011
------------------------   -------------------------   ------------------
     [Signature]                 [City, State]               [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

     Number of Other Included Managers:                 2
                                                  -------------
     Form 13F Information Table Entry Total:           95
                                                  -------------
     Form 13F Information Table Value Total:        1,005,874
                                                  -------------
                                                   (thousands)

                        LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              Form 13F
 No.        File Number      Name

 01         028- 10911       Glenhill Capital Management, LLC

 02         028- 10962       Glenhill Capital Overseas GP, Ltd.

FORM 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
------------------------------  -------------- ----------- -------- ------------------ -------------- -------- ---------------------
                                                             Value  Shares or Sh/ Put/   Investment    Other   Voting Authority
Name of Issuer                  Title of Class    CUSIP    (x$1000)  Prn Amt  Prn call   Discretion   Managers  Sole   Shared   None
------------------------------  -------------- ----------- -------- --------- --- ---- -------------- -------- ------ --------- ----
AC Moore Arts & Crafts Inc      COM            00086T 10 3    5,552 2,220,792 Sh       Shared-Defined   01      Sole
AC Moore Arts & Crafts Inc      COM            00086T 10 3    6,948 2,779,208 Sh       Shared-Defined   02      Sole
Bally Technologies Inc          COM            05874B 10 7   11,984   294,583 Sh       Shared-Defined   01      Sole
Bally Technologies Inc          COM            05874B 10 7   14,099   346,595 Sh       Shared-Defined   02      Sole
Casual Male Retail Group Inc    COM            148711 30 2   11,092 2,672,686 Sh       Shared-Defined   01      Sole
Casual Male Retail Group Inc    COM            148711 30 2    7,437 1,791,955 Sh       Shared-Defined   02      Sole
Charter Communication-A         CL A           16117M 30 5    7,640   140,797 Sh       Shared-Defined   01      Sole
Charter Communication-A         CL A           16117M 30 5    8,953   165,000 Sh       Shared-Defined   02      Sole
China Security & Surveillance
Technology, Inc                 COM            16942J 10 5      228    43,000 Sh       Shared-Defined   01      Sole
China Yida Holdings Co          COM            16945D 20 4      410   140,519 Sh       Shared-Defined   01      Sole
Collective Brands Inc           COM            19421W 10 0   14,190   965,983 Sh       Shared-Defined   01      Sole
Collective Brands Inc           COM            19421W 10 0   16,448 1,119,662 Sh       Shared-Defined   02      Sole
Covanta Holding Corp            COM            22282E 10 2   24,774 1,502,387 Sh       Shared-Defined   01      Sole
Covanta Holding Corp            COM            22282E 10 2   29,113 1,765,500 Sh       Shared-Defined   02      Sole
D.R. Horton Inc                 COM            23331A 10 9    5,119   444,317 Sh       Shared-Defined   01      Sole
D.R. Horton Inc                 COM            23331A 10 9    6,067   526,625 Sh       Shared-Defined   02      Sole
Dana Holding Corp               COM            235825 20 5   18,908 1,033,240 Sh       Shared-Defined   01      Sole
Dana Holding Corp               COM            235825 20 5   22,032 1,203,950 Sh       Shared-Defined   02      Sole
Dover Saddlery Inc              COM            260412 10 1    1,931   413,542 Sh       Shared-Defined   01      Sole
Dover Saddlery Inc              COM            260412 10 1    2,360   505,441 Sh       Shared-Defined   02      Sole
Eaton Corp                      COM            278058 10 2   12,226   237,625 Sh       Shared-Defined   01      Sole
Eaton Corp                      COM            278058 10 2   14,151   275,050 Sh       Shared-Defined   02      Sole
eBay Inc                        COM            278642 10 3    8,915   276,250 Sh       Shared-Defined   01      Sole
eBay Inc                        COM            278642 10 3   10,472   324,500 Sh       Shared-Defined   02      Sole
Energy Select Sector SPDR       SBI
                                INT-ENERGY     81369Y 50 6    1,070    14,200 Sh       Shared-Defined   01      Sole
February 12 Calls On FXI US     CALL           464287 90 4      850     3,195 Sh  Call Shared-Defined   01      Sole
February 12 Calls On FXI US     CALL           464287 90 4    1,039     3,905 Sh  Call Shared-Defined   02      Sole
Flow Intl Corp                  COM            343468 10 4    3,786 1,063,476 Sh       Shared-Defined   01      Sole
Flow Intl Corp                  COM            343468 10 4    1,716   482,118 Sh       Shared-Defined   02      Sole
Gildan Activewear Inc           COM            375916 10 3   15,589   443,250 Sh       Shared-Defined   01      Sole
Gildan Activewear Inc           COM            375916 10 3   19,053   541,750 Sh       Shared-Defined   02      Sole
Harbin Electric Inc             COM            41145W 10 9    1,436    95,000 Sh       Shared-Defined   01      Sole
Harry Winston Diamond Corp      COM            41587B 10 0    4,039   243,050 Sh       Shared-Defined   01      Sole
Harry Winston Diamond Corp      COM            41587B 10 0    4,935   296,950 Sh       Shared-Defined   02      Sole
Ingram Micro Inc-Cl A           CL A           457153 10 4    1,224    67,500 Sh       Shared-Defined   01      Sole
Ingram Micro Inc-Cl A           CL A           457153 10 4    1,497    82,500 Sh       Shared-Defined   02      Sole
Jack In The Box Inc             COM            466367 10 9   15,922   698,931 Sh       Shared-Defined   01      Sole
Jack In The Box Inc             COM            466367 10 9   18,366   806,222 Sh       Shared-Defined   02      Sole
January 12 Calls On BKS US      CALL           067774 90 9       92     2,300 Sh  Call Shared-Defined   01      Sole
January 12 Calls On BKS US      CALL           067774 90 9      108     2,700 Sh  Call Shared-Defined   02      Sole
Jarden Corp                     COM            471109 10 8   23,107   669,575 Sh       Shared-Defined   01      Sole
Jarden Corp                     COM            471109 10 8   26,288   761,750 Sh       Shared-Defined   02      Sole
Johnson Controls Inc            COM            478366 10 7   21,569   517,750 Sh       Shared-Defined   01      Sole
Johnson Controls Inc            COM            478366 10 7   25,204   605,000 Sh       Shared-Defined   02      Sole
Lionbridge Technologies Inc     COM            536252 10 9    9,385 2,951,382 Sh       Shared-Defined   01      Sole
Lionbridge Technologies Inc     COM            536252 10 9    8,717 2,741,113 Sh       Shared-Defined   02      Sole
Liz Claiborne Inc               COM            539320 10 1    8,203 1,533,347 Sh       Shared-Defined   01      Sole
Liz Claiborne Inc               COM            539320 10 1    9,385 1,754,253 Sh       Shared-Defined   02      Sole
McDonald's Corp                 COM            580135 10 1   13,687   162,319 Sh       Shared-Defined   01      Sole
McDonald's Corp                 COM            580135 10 1   16,232   192,500 Sh       Shared-Defined   02      Sole
Men's Wearhouse Inc/The         COM            587118 10 0   19,563   580,500 Sh       Shared-Defined   01      Sole
Men's Wearhouse Inc/The         COM            587118 10 0   22,798   676,500 Sh       Shared-Defined   02      Sole
Meritor Inc                     COM            59001K 10 0   32,016 1,995,980 Sh       Shared-Defined   01      Sole
Meritor Inc                     COM            59001K 10 0   31,468 1,961,870 Sh       Shared-Defined   02      Sole
Monsanto Co                     COM            61166W 10 1   11,171   153,996 Sh       Shared-Defined   01      Sole
Monsanto Co                     COM            61166W 10 1   12,568   173,250 Sh       Shared-Defined   02      Sole
Move Inc                        COM            62458M 10 8    1,133   517,512 Sh       Shared-Defined   01      Sole
October 11 Puts On CAKE US      PUT            163072 95 1      105       675 Sh  Put  Shared-Defined   01      Sole
October 11 Puts On CAKE US      PUT            163072 95 1      128       825 Sh  Put  Shared-Defined   02      Sole
October 11 Puts On TJX US       PUT            872540 95 9       47       450 Sh  Put  Shared-Defined   01      Sole
October 11 Puts On TJX US       PUT            872540 95 9       58       550 Sh  Put  Shared-Defined   02      Sole
Overstock.Com Inc               COM            690370 10 1    1,324    86,984 Sh       Shared-Defined   01      Sole
Packaging Corp Of America       COM            695156 10 9   10,611   379,103 Sh       Shared-Defined   01      Sole
Packaging Corp Of America       COM            695156 10 9   12,316   440,000 Sh       Shared-Defined   02      Sole
Pep Boys-Manny Moe & Jack       COM            713278 10 9   23,167 2,119,560 Sh       Shared-Defined   01      Sole
Pep Boys-Manny Moe & Jack       COM            713278 10 9   26,600 2,433,640 Sh       Shared-Defined   02      Sole
Retail Opp Invest Corp-Cw14     *W EXP
                                10/23/2014     76131N 11 9      842 1,170,000 Sh       Shared-Defined   01      Sole
Retail Opp Invest Corp-Cw14     *W EXP
                                10/23/2014     76131N 11 9    1,030 1,430,000 Sh       Shared-Defined   02      Sole
Retail Opportunity
Investments Corp                COM            76131N 10 1   11,258 1,046,250 Sh       Shared-Defined   01      Sole
Retail Opportunity
Investments Corp                COM            76131N 10 1   13,759 1,278,750 Sh       Shared-Defined   02      Sole
Royal Caribbean Cruises Ltd     COM            V7780T 10 3    2,328    61,847 Sh       Shared-Defined   01      Sole
Royal Caribbean Cruises Ltd     COM            V7780T 10 3    2,588    68,750 Sh       Shared-Defined   02      Sole
Ryland Group Inc/The            COM            783764 10 3    2,975   180,000 Sh       Shared-Defined   01      Sole
Ryland Group Inc/The            COM            783764 10 3    3,637   220,000 Sh       Shared-Defined   02      Sole
Sapient Corporation             COM            803062 10 8   20,189 1,343,225 Sh       Shared-Defined   01      Sole
Sapient Corporation             COM            803062 10 8   21,529 1,432,421 Sh       Shared-Defined   02      Sole
Sealed Air Corp                 COM            81211K 10 0   15,627   656,873 Sh       Shared-Defined   01      Sole
Sealed Air Corp                 COM            81211K 10 0   18,559   780,129 Sh       Shared-Defined   02      Sole
Smith (A.O.) Corp               COM            831865 20 9    1,610    38,069 Sh       Shared-Defined   01      Sole
Smith (A.O.) Corp               COM            831865 20 9    1,969    46,559 Sh       Shared-Defined   02      Sole
SodaStream International Ltd    USD SHS        M9068E 10 5    2,736    45,000 Sh       Shared-Defined   01      Sole
SodaStream International Ltd    USD SHS        M9068E 10 5    3,345    55,000 Sh       Shared-Defined   02      Sole
SPDR S&P 500 ETF Trust          TR UNIT        78462F 10 3   13,956   105,750 Sh       Shared-Defined   01      Sole
SPDR S&P 500 ETF Trust          TR UNIT        78462F 10 3   17,057   129,250 Sh       Shared-Defined   02      Sole
Starwood Property Trust Inc     COM            85571B 10 5   20,503   999,657 Sh       Shared-Defined   01      Sole
Starwood Property Trust Inc     COM            85571B 10 5   22,025 1,073,875 Sh       Shared-Defined   02      Sole
Suncor Energy Inc               COM            867224 10 7    8,798   225,000 Sh       Shared-Defined   01      Sole
Suncor Energy Inc               COM            867224 10 7   10,753   275,000 Sh       Shared-Defined   02      Sole
TD Ameritrade Holding Corp      COM            87236Y 10 8   18,215   933,649 Sh       Shared-Defined   01      Sole
TD Ameritrade Holding Corp      COM            87236Y 10 8   21,659 1,110,173 Sh       Shared-Defined   02      Sole
Technology Select
Sector SPDR                     SBI
                                INT-TECH       81369Y 80 3    1,696    66,000 Sh       Shared-Defined   01      Sole
TiVo Inc                        COM            888706 10 8    5,102   495,862 Sh       Shared-Defined   01      Sole
TiVo Inc                        COM            888706 10 8    6,236   606,038 Sh       Shared-Defined   02      Sole
Viacom Inc-Class B              CL B           92553P 20 1    8,015   157,161 Sh       Shared-Defined   01      Sole
Viacom Inc-Class B              CL B           92553P 20 1    9,257   181,500 Sh       Shared-Defined   02      Sole